Portfolio of Investments June 30, 2026
NHYM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.4%
INVESTMENT COMPANIES - 2.1%
3,003,375 State Street Institutional US Government Money Market Fund $ 3,003,375
TOTAL INVESTMENT COMPANIES
(cost $3,003,375) $ 3,003,375
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 98.3%
ALABAMA - 2.3%
$ 250,000 (a),(b) Baldwin County Industrial Dev Auth, Alabama, Solid Waste
Disposal Revenue Bonds, Novelis Corporation Project, Series
2026A., (AMT), (Mandatory Put 3/01/33)
4 .300% 03/01/56 250,395
1,500,000 (a),(b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500 11/01/56 1,615,166
500,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5 .000 06/01/54 502,914
1,000,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 970,175
TOTAL ALABAMA 3,338,650
ARIZONA - 2.2%
200,000 (a),(b) Arizona Industrial Development Authority, Solid Waste Disposal
Revenue Bonds, Copper World LLC Project, Series 2026A, (AMT),
(Mandatory Put 7/02/36)
4 .500 07/01/46 203,284
615,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, CHF - Arizona, L.L.C. - University of Arizona
Project, Series 2026A - BAM Insured
5 .250 07/01/56 645,502
1,250,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,270,014
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5 .000 07/01/52 1,000,407
TOTAL ARIZONA 3,119,207
ARKANSAS - 0.7%
1,000,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,036,685
TOTAL ARKANSAS 1,036,685
CALIFORNIA - 7.3%
500,000 (b) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5 .250 01/01/54 529,689
1,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2026B
5 .000 03/01/36 1,043,691
55,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 1,045
300,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-1
3 .000 02/01/57 209,583
649,000 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-2
4 .050 07/20/41 607,429
250,000 (a) California Municipal Finance Authority, Revenue Bonds, Clay Lacy
Aviation Facilities - John Wayne Airport, Orange County Project,
Series 2026, (AMT)
5 .000 01/01/41 259,396
160,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000 07/01/47 142,573

Portfolio of Investments June 30, 2026
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 780,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .125% 09/01/50 $ 801,020
1,000,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 1,000,220
2,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 2,000,482
250,000 (a) California Statewide Communities Development Authority, Hotel
Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .125 09/02/48 261,328
145,000 (a) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel Project,
Series 2026
5 .000 09/02/40 148,729
125,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 99,194
500,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000 12/01/56 340,074
1,000,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 796,805
105,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 82,876
500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series
2020A
5 .000 07/01/51 486,026
200,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Senior Lien
Series 2021A
3 .000 09/01/56 141,307
4,000,000 (c) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 414,593
500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5 .000 05/15/55 516,135
500,000 Mountain House Community Facilities District, California Special
Tax Bonds, Improvement Area 1 Series 2024-1
5 .000 09/01/40 521,190
TOTAL CALIFORNIA 10,403,385
COLORADO - 12.2%
500,000 (a) Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2024
5 .750 12/01/54 508,917
500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 517,010
692,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 694,052
500,000 (a) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
5 .625 12/01/46 496,833
250,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .125 11/01/49 242,848
750,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 798,910
400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 403,846
1,000,000 (c) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue Capital
Appreciation Turbo, Refunding & Improvement Series 2026
0 .000 12/01/33 605,628
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/48 1,005,657
750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 808,286

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Flying Horse North Metropolitan District No. 5 Limited, Colorado,
Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2026A
6 .875% 12/01/55 $ 381,025
250,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .250 12/01/47 243,920
1,000,000 (a) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5 .500 12/01/52 1,000,827
500,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5 .875 12/01/50 508,545
500,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series 2025A
6 .125 12/01/54 517,304
1,000,000 Independence Metropolitan District 3, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Refunding and Improvement Series 2024A
5 .375 12/01/54 1,010,141
250,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .750 12/01/46 253,517
500,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 515,410
500,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 500,106
500,000 (a) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 503,768
500,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 502,528
500,000 Pinon Pines Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Convertible Capital Appreciation
Bonds, Series 2025
5 .875 12/01/54 472,398
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 1,000,042
500,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .375 12/01/40 512,130
750,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 762,133
500,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5 .500 12/01/55 508,094
900,000 (c) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 588,339
500,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 500,238
500,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/47 500,972
600,000 West Valley Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Windsor Series 2024A
5 .250 12/01/54 603,988
TOTAL COLORADO 17,467,412
CONNECTICUT - 0.4%
500,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .500 10/01/55 524,436
TOTAL CONNECTICUT 524,436

Portfolio of Investments June 30, 2026
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 11.3%
$ 380,000 (a) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5 .000% 11/01/34 $ 382,879
180,000 Astonia Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2023
5 .125 06/15/43 187,385
125,000 Bridgewater Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Refunding Series
2015
4 .650 05/01/35 125,012
370,000 (a) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .300 05/01/45 378,221
500,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/51 416,748
250,000 (a) Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2025
5 .450 06/15/45 262,830
105,000 Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area One Project, Series
2016
4 .750 11/01/37 106,421
450,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 2 Project, Series
2016A-3
5 .250 11/01/30 454,723
140,000 (a) Davenport Road South Community Development District,
Florida, Special Assessment Bonds, Series 2018
5 .000 11/01/38 144,097
410,000 (a) Del Webb Sunchase Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2025
5 .450 05/01/45 427,627
500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 367,500
510,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series 2025B,
(AMT), (Mandatory Put 7/01/26)
1 .000 07/01/57 331,500
500,000 (a) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5 .000 05/01/45 514,904
260,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .750 05/01/36 260,082
1,000,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,072,125
500,000 (a) Groves at Lake Marion Community Development District , Polk
County, Florida, Special Assessment Bonds, Series 2026
5 .300 12/15/46 508,430
250,000 (a) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series 2020
3 .875 05/01/51 208,842
120,000 (a) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Cypress Cove at HealthPark Florida,
Inc. Project, Refunding Series 2026
5 .750 10/01/50 123,236
500,000 Lee County, Florida, Airport Revenue Bonds, Series 2026A-1,
(AMT)
5 .500 10/01/51 535,525
385,000 (a) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .625 05/01/45 395,756
245,000 (a) Magnolia Island Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, series 2025
5 .750 05/01/55 247,662
295,000 Mangrove Point and Mangrove Manor, Community Development
District, Hillsborough County, Florida, Capital Improvement
Revenue Bonds, Series 2022
4 .375 05/01/52 243,437
500,000 (a),(b) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 523,637
500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 506,845

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 505,000 (a) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000% 05/01/35 $ 547,073
600,000 Orange Branch Community Development District, Saint Johns
County, Florida, Special Assessments Bonds, Assessment Area 1
Project, Series 2026
5 .300 05/01/46 609,405
750,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4 .500 10/01/56 742,008
485,000 (a) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
5 .200 05/01/44 500,937
400,000 Palermo Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2, Series 2025
5 .500 06/15/55 412,752
205,000 Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .300 06/15/45 212,541
250,000 (a) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .550 06/15/55 255,967
645,000 (a) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2025
5 .450 06/15/45 675,704
750,000 (a) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 718,572
380,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 383,936
500,000 (a) Sugarloaf Community Development District, Lake County,
Florida, Capital Improvement Revenue Bonds, Assessments Area
1, Series 2026
5 .375 12/15/46 511,724
180,000 (a) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5 .625 05/01/53 183,945
500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 500,509
100,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6 .250 05/01/53 104,574
190,000 (a) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5 .875 05/01/54 194,475
235,000 (a) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .550 05/01/55 237,412
160,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5 .000 05/01/33 160,123
275,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .375 05/01/41 241,965
300,000 (a) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2025
5 .500 05/01/55 297,354
TOTAL FLORIDA 16,216,400
GEORGIA - 2.9%
1,000,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4 .000 01/01/54 855,999
500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025A
4 .500 12/01/45 502,666
500,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 502,057
1,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .000 07/01/60 1,000,078
1,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A
5 .000 01/01/49 1,005,089
300,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 308,333
TOTAL GEORGIA 4,174,222

Portfolio of Investments June 30, 2026
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM - 0.7%
$ 1,000,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5 .000% 07/01/48 $ 1,010,457
TOTAL GUAM 1,010,457
HAWAII - 0.4%
500,000 Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT)
5 .250 07/01/51 525,200
TOTAL HAWAII 525,200
IDAHO - 0.4%
500,000 (a) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 520,616
TOTAL IDAHO 520,616
ILLINOIS - 2.9%
700,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/59 714,471
1,500,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured
5 .000 01/01/60 1,507,856
250,000 (a) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5 .750 12/01/43 256,990
1,675,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 1,690,772
TOTAL ILLINOIS 4,170,089
INDIANA - 0.1%
100,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 104,588
TOTAL INDIANA 104,588
IOWA - 0.2%
250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2025A
4 .550 07/01/45 250,400
TOTAL IOWA 250,400
KENTUCKY - 1.9%
500,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior Series
2026A
5 .000 10/31/58 511,519
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 503,672
500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 500,276
750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 732,585
500,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 529,933
TOTAL KENTUCKY 2,777,985
LOUISIANA - 2.2%
235,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4 .250 06/01/51 197,706
400,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2025A
4 .600 12/01/50 396,494
200,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 204,315
100,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 98,264
250,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 250,032
500,000 (a) Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
Crescent City Schools Project, Series 2026A
5 .700 07/01/56 502,697
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 521,959

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000% 09/01/66 $ 739,088
200,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .500 12/01/51 212,195
TOTAL LOUISIANA 3,122,750
MAINE - 0.1%
200,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 191,914
TOTAL MAINE 191,914
MARYLAND - 0.2%
250,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 245,934
120,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .375 07/01/36 120,004
TOTAL MARYLAND 365,938
MASSACHUSETTS - 2.2%
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 506,492
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 1,000,043
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/47 98,704
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5 .000 07/01/50 500,603
1,000,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2016B, (AMT)
5 .000 07/01/43 1,000,272
TOTAL MASSACHUSETTS 3,106,114
MICHIGAN - 0.2%
100,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 103,768
250,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5 .000 12/31/32 257,215
TOTAL MICHIGAN 360,983
MINNESOTA - 1.8%
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 1,004,805
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/49 1,001,041
500,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 518,311
TOTAL MINNESOTA 2,524,157
MISSOURI - 0.8%
100,000 Lees Summit Industrial Development Auth, Missouri, Senior
Living Facilities Revenue Bonds, John Knox Village Project, Series
2026A
5 .375 08/15/50 102,168
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .250 04/01/55 478,159
250,000 Poplar Bluff, Missouri, Tax Increment Revenue Bonds, Eight Points
Redevelopment Project, Refunding Series 2026A
4 .500 11/01/35 251,260
300,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .000 09/01/38 305,651
TOTAL MISSOURI 1,137,238

Portfolio of Investments June 30, 2026
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.5%
$ 500,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000% 06/01/48 $ 504,952
250,000 Montana Facility Finance Authority, Revenue Bonds, Saint John's
United Project, Series 2026A
6 .125 11/15/61 253,034
TOTAL MONTANA 757,986
NEVADA - 0.5%
225,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 186,267
500,000 (a) Reno, Nevada, Special Assessment Bonds, 2024 Quilici Ranch
Local Improvement District 1, Series 2025
5 .250 06/01/54 505,638
TOTAL NEVADA 691,905
NEW HAMPSHIRE - 0.8%
500,000 (a) National Finance Authority, New Hampshire, Class A Certificates,
Avenue One Project Series 2025-1.
5 .250 03/15/36 515,315
494,000 (b) National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4 .167 01/20/41 481,238
250,000 (c) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, LGI Homes Project, Denton,
Galveston, Harris, Montgomery & Williamson Counties, Texas
Municipal Utility District, Texas Municipal Utility District, Blue Sky
Project Cal
0 .000 12/15/41 94,940
TOTAL NEW HAMPSHIRE 1,091,493
NEW JERSEY - 1.0%
375,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science and
Technology, Inc. Project, Series 2025
5 .000 07/01/44 383,080
1,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 1,003,565
TOTAL NEW JERSEY 1,386,645
NEW YORK - 7.5%
500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 501,216
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2025A
5 .250 11/15/45 543,765
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 539,454
2,500,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 2,502,481
225,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2 .500 10/31/31 201,966
750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 750,307
1,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 1,500,093
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 999,948
750,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 768,663
435,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
5 .500 06/30/59 454,293
1,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .125 06/30/60 1,516,457

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 500,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000% 11/01/46 $ 474,801
TOTAL NEW YORK 10,753,444
NORTH CAROLINA - 1.7%
2,000,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 1,999,944
500,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5 .250 01/01/55 511,097
TOTAL NORTH CAROLINA 2,511,041
NORTH DAKOTA - 0.3%
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 486,686
TOTAL NORTH DAKOTA 486,686
OHIO - 3.8%
1,800,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 1,412,016
530,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
4 .000 11/15/40 489,846
250,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 250,418
500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 500,571
325,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 334,557
400,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 404,927
275,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5 .000 12/01/41 286,669
500,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5 .000 07/01/49 468,806
500,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4 .500 01/15/48 485,695
500,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/63 506,997
250,000 (a) Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development Revenue Bonds, Convention Center
Hotel Project, Refunding Senior Lien Series 2026
5 .625 03/01/46 253,937
TOTAL OHIO 5,394,439
OKLAHOMA - 1.4%
280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/48 281,557
1,500,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,700,533
TOTAL OKLAHOMA 1,982,090
PENNSYLVANIA - 3.4%
250,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2024
5 .000 05/01/42 261,419
1,000,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2025
6 .000 05/01/42 1,110,387
250,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 238,976
250,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 254,128

Portfolio of Investments June 30, 2026
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000% 11/15/49 $ 507,963
750,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM Insured,
(AMT)
5 .000 12/31/57 762,684
550,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 600,472
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 470,050
785,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 623,468
TOTAL PENNSYLVANIA 4,829,547
PUERTO RICO - 2.9%
449,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 167,845
1,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,250,119
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 980,575
386,000 (c) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 283,244
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 974,864
500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 458,651
TOTAL PUERTO RICO 4,115,298
RHODE ISLAND - 0.3%
500,000 Rhode Island Health and Educational Building Corporation,
Student Housing Revenue Bonds, PRG- RI Properties LLC, Senior
Series 2025A
5 .000 07/01/60 504,512
TOTAL RHODE ISLAND 504,512
SOUTH CAROLINA - 0.7%
500,000 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/41 502,886
250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2025A
5 .000 12/01/55 256,628
305,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E
5 .250 12/01/55 305,029
TOTAL SOUTH CAROLINA 1,064,543
TENNESSEE - 0.2%
300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 304,335
TOTAL TENNESSEE 304,335
TEXAS - 6.6%
105,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5 .500 11/01/51 107,222
250,000 (a) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .250 09/01/41 233,448
250,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5 .375 09/15/52 250,039
200,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5 .250 09/15/45 203,381

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 870,000 (a) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5 .625% 09/01/55 $ 877,572
100,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 100,036
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .250 07/15/34 1,078,472
250,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 2 Project
Series 2025
5 .125 09/01/45 253,890
400,000 (a) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5 .125 09/01/45 406,708
250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3B Project, Series 2025
5 .125 09/01/46 254,007
250,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 5 Project, Series 2025
5 .375 09/01/50 253,481
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5 .000 05/15/55 257,695
250,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 233,563
500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5 .000 11/01/55 501,184
275,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 251,992
250,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 4 Project, Series
2025
5 .375 09/01/45 255,962
300,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Westridge
Public Improvement District Improvement Area 1 Project, Series
2025
5 .375 09/01/45 304,265
500,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing
Trails Public Improvement District 2, Improvement Area 3A-3C
Project, Series 2026
5 .250 09/01/46 504,264
275,000 (a) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .350 09/01/45 279,828
135,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000 09/15/52 146,318
1,500,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 1,482,306
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,003,682
300,000 (a) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4 .000 09/15/51 250,519
TOTAL TEXAS 9,489,834
UTAH - 2.4%
487,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 499,687
250,000 (a) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .125 12/01/46 256,882
500,000 (a) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 498,762
500,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 505,809

Portfolio of Investments June 30, 2026
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 500,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds,  Convertible Capital Appreciation
Bonds, Series 2021A-2
6 .375% 03/01/57 $ 389,586
500,000 (a) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6 .250 04/15/46 515,911
200,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1, Series
2026
5 .500 12/01/46 205,576
500,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series 2025
5 .625 12/01/54 515,811
TOTAL UTAH 3,388,024
VIRGIN ISLANDS - 0.9%
1,250,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 1,270,604
TOTAL VIRGIN ISLANDS 1,270,604
VIRGINIA - 1.2%
100,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 100,151
100,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014
5 .375 01/01/46 100,025
500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025A
4 .600 09/01/50 502,680
1,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017,
(AMT)
5 .000 12/31/52 1,000,212
TOTAL VIRGINIA 1,703,068
WASHINGTON - 2.3%
250,000 (b) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 255,780
500,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 501,434
1,500,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 1,502,403
1,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley &
Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/64 1,022,675
TOTAL WASHINGTON 3,282,292
WEST VIRGINIA - 0.9%
500,000 .Ohio County Commission, West Virginia, Tax Increment Revenue
Bonds, The Highlands Project, Refunding & Improvement Series
2024
5 .250 06/01/53 503,520
595,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 585,486
250,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 251,563
TOTAL WEST VIRGINIA 1,340,569
WISCONSIN - 5.6%
100,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .250 05/01/46 97,562
250,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Hapeville Charter Project, Series 2025A
5 .750 02/01/52 256,060
500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 501,124
1,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 994,202

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 250,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
3 .770% 12/01/37 $ 195,000
1,000,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-1
5 .400 06/20/44 1,073,762
250,000 (a) Public Finance Authority of Wisconsin, Retirement Facility
Revenue Bonds, Penick Village, Series 2019
5 .000 09/01/54 237,903
246,000 (a) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas Land
Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 245,520
200,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Inperium
Project, Series 2026
6 .000 12/01/45 213,009
500,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2026
5 .500 10/01/46 499,409
300,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, SLAM
Academy of Nevada Project, Series 2026A
5 .500 07/15/56 298,902
370,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Campus Real Estate Holding Corporation, LLC Project,
Series 2025A
5 .250 06/01/45 378,292
500,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior
Series 2025A
5 .250 06/15/55 522,017
500,000 (a) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Series 2019A
5 .000 10/01/39 516,093
500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds, Georgia
SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 524,139
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds, Georgia
SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,048,278
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community,
Series 2026
5 .500 06/01/55 508,300
TOTAL WISCONSIN 8,109,572
TOTAL MUNICIPAL BONDS
(cost $139,406,986) 140,906,753
TOTAL LONG-TERM INVESTMENTS
(cost $142,410,361) 143,910,128
OTHER ASSETS & LIABILITIES, NET - (0.4)% (621,117)
NET ASSETS - 100% $ 143,289,011
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $40,596,272 or 28.2% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.

Portfolio of Investments June 30, 2026
(continued)
NHYM

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NHYM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 140,906,753 $ – $ 140,906,753
Investment Companies 3,003,375 – – 3,003,375
$ 3,003,375 $ 140,906,753 $ – $ 143,910,128
a

Portfolio of Investments June 30, 2026
NUMI
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
INVESTMENT COMPANIES - 1.9%
1,606,131 State Street Institutional US Government Money Market Fund $ 1,606,131
TOTAL INVESTMENT COMPANIES
(cost $1,606,131) $ 1,606,131
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 98.2%
ALABAMA - 1.4%
$ 200,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250% 05/01/55 207,082
340,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5 .000 10/01/55 357,583
100,000 Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Series 2025B
5 .000 09/01/33 102,516
110,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 119,727
125,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 131,133
100,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 106,859
140,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 152,489
TOTAL ALABAMA 1,177,389
ARIZONA - 0.8%
400,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/35 467,828
110,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5 .000 07/01/42 113,300
100,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 07/01/39 112,118
TOTAL ARIZONA 693,246
ARKANSAS - 0.7%
500,000 (a),(b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 505,639
100,000 (a) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3 .875 10/15/65 101,074
TOTAL ARKANSAS 606,713
CALIFORNIA - 11.7%
340,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 362,017
200,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025B
5 .000 11/01/32 212,148
200,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5 .000 10/01/55 205,744
435,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2026F
5 .000 06/01/36 472,065
100,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University,  Refunding Series 2025A
5 .000 04/01/42 111,947
150,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
4 .000 11/15/42 146,881
100,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A
4 .000 10/01/47 91,336
100,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Academy of Motion Picture Arts and Sciences
Obligated Group, Series 2015A
4 .000 11/01/45 99,538

Portfolio of Investments June 30, 2026
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 250,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .000% 05/15/40 $ 284,609
220,000 California Municipal Finance Agency, Municipal Certificates,
Series 2026-1 Class A-2
4 .050 07/20/41 205,592
150,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 154,207
125,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 125,222
500,000 California Municipal Finance Authority, Revenue Bonds, SFMTA
Potrero Yard Modernization Project, Series 2026A
5 .250 09/01/51 540,207
250,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 7/15/26)
3 .850 07/01/51 249,992
750,000 California State University, Systemwide Revenue Bonds, Series
2025A
5 .000 11/01/39 863,451
615,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 681,550
560,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 03/01/37 646,223
475,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 475,115
140,000 (b) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel Project,
Series 2026
5 .000 09/02/40 143,600
750,000 Eastern Municipal Water District Community Facilities District
2018-80 Willow Springs, California, Special Tax Bonds Series
2025
5 .000 09/01/50 765,449
500,000 Foothill-De Anza Community College District, Santa Clara
County, California, General Obligation Bonds, Refunding Series
2016
4 .000 08/01/40 499,977
250,000 (c) Oxnard School District, Ventura County, California, General
Obligation Bonds, Bond Anticipation Notes Series 2026
0 .000 02/01/31 216,788
250,000 Peralta Community College District, Alameda County, California,
General Obligation, Refunding Series 2025
5 .000 08/01/38 289,651
190,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/34 196,516
270,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/37 280,916
500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Refunding Green Sub Series
2025A
5 .000 11/01/47 543,027
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/49 100,060
100,000 University of California, General Revenue Bonds, Limited Project
Series 2016K
4 .000 05/15/46 98,764
500,000 University of California, General Revenue Bonds, Series 2025CC 5 .000 05/15/42 560,611
105,000 University of California, General Revenue Bonds, Series 2025CE 5 .000 11/15/41 119,087
TOTAL CALIFORNIA 9,742,290
COLORADO - 6.6%
310,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/37 370,523
300,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 356,627
300,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 354,251
990,000 Adams County School District 14, Colorado, General Obligation
Bonds, Series 2025
5 .500 12/01/44 1,120,145
500,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 501,483

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 280,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250% 12/15/41 $ 318,799
250,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6 .000 11/01/55 276,407
500,000 (c) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue Capital
Appreciation Turbo, Refunding & Improvement Series 2026
0 .000 12/01/33 302,814
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/48 101,592
500,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5 .500 12/01/46 562,358
250,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5 .500 08/01/43 293,211
500,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5 .875 12/01/50 508,545
355,000 (c) Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2026A-2
0 .000 09/01/37 234,132
180,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/35 181,680
TOTAL COLORADO 5,482,567
CONNECTICUT - 0.7%
500,000 Connecticut State, General Obligation Bonds, Refunding Series
2026B
5 .000 09/15/34 574,929
TOTAL CONNECTICUT 574,929
DELAWARE - 0.9%
500,000 Delaware State, General Obligation Bonds, Series 2026A 5 .000 05/01/36 587,248
200,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5 .000 06/01/45 200,078
TOTAL DELAWARE 787,326
DISTRICT OF COLUMBIA - 1.3%
300,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Green Series 2022B
5 .000 10/01/47 315,050
255,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/37 287,473
110,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A
5 .500 07/01/47 119,387
305,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 323,280
TOTAL DISTRICT OF COLUMBIA 1,045,190
FLORIDA - 4.2%
245,000 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series
2015
4 .000 09/01/45 236,679
150,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Prospect Lake Water Treatment Plant Project Series 2023B
5 .000 09/01/39 166,173
500,000 (b) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5 .000 05/01/45 514,904
365,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/27)
4 .000 11/01/48 365,063
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 253,423
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025A, (AMT)
5 .500 10/01/55 265,052
150,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018
5 .000 07/01/43 154,295
505,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000 05/01/35 547,073
400,000 Orlando Utilities Commission, Florida, Utility System Revenue
Bonds, Series 2025A
5 .000 10/01/45 432,627
440,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/35 454,583

Portfolio of Investments June 30, 2026
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 120,000 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B
5 .000% 03/15/42 $ 122,027
TOTAL FLORIDA 3,511,899
GEORGIA - 2.3%
350,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/33 386,904
100,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 97,924
170,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center, Inc. Project,
Series 2015
4 .000 07/01/45 167,670
500,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B - AGM Insured
5 .250 10/01/32 503,057
300,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A
5 .000 04/01/47 301,676
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .500 07/01/60 100,030
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 101,404
255,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/32 286,613
TOTAL GEORGIA 1,945,278
GUAM - 0.6%
250,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5 .000 07/01/48 252,614
265,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/42 277,568
TOTAL GUAM 530,182
HAWAII - 0.5%
100,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Series 2019A
5 .000 07/01/44 103,814
250,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/39 282,997
TOTAL HAWAII 386,811
ILLINOIS - 3.8%
275,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/35 283,347
105,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Refunding
Series 2024A
5 .000 11/01/35 117,053
250,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 242,873
250,000 Illinois State, General Obligation Bonds, May Series 2018A 5 .000 05/01/43 254,272
140,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/28 144,221
720,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025B
5 .000 06/15/40 786,738
50,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 52,666
330,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 330,933
500,000 Northern Illinois Municipal Power Agency, Power Project Revenue
Bonds, Prairie State Project, Refunding Series 2016A
4 .000 12/01/33 500,490
100,000 Schaumburg, Illinois, General Obligation Bonds, Refunding
Series 2013A
4 .000 12/01/41 100,008
300,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .500 04/01/48 321,731
TOTAL ILLINOIS 3,134,332

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.4%
$ 250,000 Indiana Finance Authority, State Revolving Fund Program Bonds,
Green Series 2025C
5 .000% 02/01/40 $ 281,224
170,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6 .000 02/01/43 194,201
155,000 Ivy Tech Community College, Indiana, Student Fee Revenue
Bonds, Series 2026Y
5 .000 07/01/37 176,976
500,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory Put
6/21/35)
4 .200 06/01/44 518,145
TOTAL INDIANA 1,170,546
KENTUCKY - 1.8%
500,000 Kentucky Bond Development Corporation, Student Housing
Revenue Bonds, Collegiate Housing Foundation - Bowling Green,
LLC., Western Kentucky University Project, Series 2026A
5 .000 07/01/46 525,252
150,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4 .000 12/01/41 148,420
275,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 275,152
500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Series 2025A
5 .000 04/01/41 554,523
TOTAL KENTUCKY 1,503,347
LOUISIANA - 0.9%
205,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 201,441
100,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 7/31/26)
4 .250 05/15/40 99,812
120,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 120,016
290,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .250 12/01/44 310,998
TOTAL LOUISIANA 732,267
MAINE - 0.1%
100,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5 .000 09/01/32 112,701
TOTAL MAINE 112,701
MARYLAND - 0.6%
120,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
4 .000 07/01/39 120,051
325,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/34 370,589
TOTAL MARYLAND 490,640
MASSACHUSETTS - 3.1%
250,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5 .000 02/01/37 283,508
500,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Green 27 Series 2026
5 .000 02/01/35 583,426
155,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5 .000 10/01/46 155,292
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 249,517
125,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 129,604
500,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016E
4 .000 04/01/46 485,911
300,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016J
4 .000 12/01/39 300,114
125,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 130,385

Portfolio of Investments June 30, 2026
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 270,000 University of Massachusetts Building Authority, Revenue Bonds,
Refunding Senior Series 2026-1
5 .000% 11/01/31 $ 301,036
TOTAL MASSACHUSETTS 2,618,793
MICHIGAN - 3.1%
195,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series 2001A
- AGM Insured
6 .000 05/01/29 207,544
250,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5 .000 05/01/40 278,422
250,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2026B
5 .000 07/01/37 288,411
245,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016
5 .000 11/15/41 246,151
250,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 259,421
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
3 .550 10/01/31 500,027
330,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5 .000 04/15/41 331,406
450,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 454,994
TOTAL MICHIGAN 2,566,376
MINNESOTA - 2.1%
335,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2026
2 .875 01/01/28 335,151
1,340,000 (c) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/38 889,901
500,000 (a) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 549,128
TOTAL MINNESOTA 1,774,180
MISSISSIPPI - 0.3%
195,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 202
6 .250 12/01/55 218,559
TOTAL MISSISSIPPI 218,559
MISSOURI - 1.3%
100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 100,065
780,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Anthony's Medical Center, Series
2015B
4 .000 02/01/40 780,007
200,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5 .000 03/01/44 218,044
TOTAL MISSOURI 1,098,116
MONTANA - 0.5%
400,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/51 422,574
TOTAL MONTANA 422,574
NEBRASKA - 1.7%
800,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town Project
Series 2026
5 .000 07/01/46 842,580
500,000 (a) Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2025A Subseries 2025A-1, (Mandatory
Put 8/01/31)
5 .000 08/01/55 534,750
TOTAL NEBRASKA 1,377,330

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.6%
$ 100,000 Las Vegas Redevelopment Agency, Nevada, Tax Increment
Revenue Bonds, Refunding Series 2016
5 .000% 06/15/40 $ 100,028
250,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Improvement Series 2025A
5 .000 06/01/41 280,759
140,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Refunding Series 2024A
5 .000 06/01/39 157,169
TOTAL NEVADA 537,956
NEW JERSEY - 2.9%
160,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
4 .000 07/01/34 160,380
255,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 258,362
500,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson  University, Series 2026A - BAM Insured
5 .000 07/01/37 567,199
400,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4 .000 07/01/41 396,908
195,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Social Series 2025B
3 .050 11/01/29 195,385
250,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/39 285,442
150,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 150,226
150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 150,147
250,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/30 259,591
TOTAL NEW JERSEY 2,423,640
NEW YORK - 7.7%
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/32 153,899
410,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/33 419,695
250,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5 .000 03/15/35 251,037
500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/42 505,033
200,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 202,679
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2
5 .000 11/15/45 510,115
485,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3 .000 01/01/33 476,603
125,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2013 Series BB
4 .000 06/15/47 116,942
225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series DD-1
5 .000 06/15/49 228,769
250,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series AA-2
5 .000 06/15/49 263,948
250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/37 281,691
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .000 11/01/42 550,747
130,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
4 .000 08/01/39 129,183
300,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/43 306,344

Portfolio of Investments June 30, 2026
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000% 11/15/44 $ 500,496
150,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .125 09/15/50 114,694
400,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2, (Mandatory
Put 5/01/29)
3 .600 11/01/64 401,927
200,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2 .500 10/31/31 179,525
250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/43 266,193
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/38 138,154
265,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 270,942
100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .500 05/15/52 107,294
20,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .250 12/01/54 21,339
TOTAL NEW YORK 6,397,249
NORTH CAROLINA - 1.0%
695,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2026
5 .000 01/01/36 806,661
TOTAL NORTH CAROLINA 806,661
OHIO - 3.5%
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .000 01/01/40 269,920
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .500 01/01/55 264,365
250,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/32 282,523
250,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5 .000 12/01/35 264,835
250,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/32 282,682
250,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/35 287,884
210,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2014A
4 .000 01/15/44 198,599
250,000 Olentangy Local School District, Delaware and Franklin Counties,
Ohio, General Obligation Bonds, Various Purpose Series 2026
5 .000 12/01/39 284,489
250,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, School Improvement Series
2026 - BAM Insured
5 .250 12/01/61 263,456
500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5 .000 12/01/47 531,340
TOTAL OHIO 2,930,093

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 1.8%
$ 350,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2026
2 .000% 03/01/28 $ 345,376
500,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 532,343
250,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2025B
4 .875 09/01/45 258,620
500,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 327,788
TOTAL OKLAHOMA 1,464,127
OREGON - 0.2%
250,000 (c) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 163,319
TOTAL OREGON 163,319
PENNSYLVANIA - 5.3%
120,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
4 .000 06/01/39 118,676
170,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Villanova University, Series 2015
4 .000 08/01/40 170,020
300,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 300,522
250,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 254,656
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/42 526,969
150,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
5 .000 08/15/46 150,097
125,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/37 136,510
280,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/38 304,547
200,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 218,353
310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2015
4 .000 08/15/45 296,132
1,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/40 1,120,709
175,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Seventeenth Series 2024A
5 .000 08/01/44 188,405
545,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/39 599,459
TOTAL PENNSYLVANIA 4,385,055
PUERTO RICO - 0.3%
600,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 224,292
TOTAL PUERTO RICO 224,292
SOUTH CAROLINA - 1.2%
300,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Indian Land Project, Series
2025
5 .250 11/15/54 309,548
105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/56 116,675
250,000 (a) South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2025B-2,
(Mandatory Put 11/01/32)
5 .000 11/01/49 275,884
125,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 125,008

Portfolio of Investments June 30, 2026
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 95,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5 .000% 12/01/38 $ 95,081
100,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/37 102,304
TOTAL SOUTH CAROLINA 1,024,500
SOUTH DAKOTA - 0.5%
150,000 South Dakota Conservancy District, Revenue Bonds, State
Revolving Fund Program, Series 2020
5 .000 08/01/42 158,546
250,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2026A
6 .000 11/01/56 280,355
TOTAL SOUTH DAKOTA 438,901
TENNESSEE - 2.2%
250,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4 .000 08/01/44 239,914
250,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2026B
5 .000 07/01/36 282,822
125,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026C
4 .000 01/01/45 124,930
150,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/35 167,850
250,000 Shelby County, Tennessee, General Obligation Bonds, Public
Improvement & School Series 2025A
5 .000 04/01/39 278,497
240,000 Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2026A
5 .000 11/01/34 256,665
250,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
4 .900 07/01/45 258,913
250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 250,772
TOTAL TENNESSEE 1,860,363
TEXAS - 12.5%
750,000 Austin, Texas, Airport System Revenue Bonds, Refunding AMT
Series 2026B, (AMT)
5 .000 11/15/32 826,791
105,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/43 113,506
750,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/40 831,137
785,000 Conroe Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2026
5 .000 02/15/38 887,193
350,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/32 390,715
130,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000 02/01/43 140,262
270,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2025B
5 .000 02/15/43 295,127
520,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2026A
5 .000 02/15/38 585,197
175,000 Denton, Texas, Certificates of Obligation, Series 2024 5 .000 02/15/40 192,140
250,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/39 277,520
250,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/35 273,121
500,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .500 09/01/58 542,042
500,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding & School
Building Series 2025A
5 .000 08/15/39 562,075

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 155,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2023A - AGM Insured
5 .250% 05/15/53 $ 162,907
240,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2024 - AGM Insured
5 .000 05/15/41 260,823
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5 .000 05/15/43 270,835
200,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5 .000 11/01/40 214,115
500,000 New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Texas Christian University Project,
Series 2026A
5 .000 03/15/38 562,824
340,000 Round Rock Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, School Building
Series 2025B
5 .000 08/01/41 379,964
190,000 Spring Branch Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Series 2022
5 .000 02/01/42 203,065
50,000 Texas A&M University, Financing System Revenue Bonds, Series
2022
5 .000 05/15/28 52,282
170,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Refunding Series 2026A
6 .000 01/01/57 190,679
145,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 152,192
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/34 151,148
195,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/36 195,117
295,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/39 288,667
250,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/43 272,522
400,000 Texas State, General Obligation Bonds, Refunding Water
Financial Assistance Bonds, Series 2021B
4 .000 08/01/31 400,254
500,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2026
5 .000 04/01/32 559,594
200,000 Trinity River Authority, Texas, Regional Wastewater System
Revenue Bonds, Refunding & Improvement Series 2024
5 .000 08/01/39 221,001
TOTAL TEXAS 10,454,815
UTAH - 0.7%
175,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5 .000 07/01/42 176,776
375,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services
Inc., Series 2020A
5 .000 05/15/50 382,162
TOTAL UTAH 558,938
VERMONT - 0.6%
500,000 Vermont Municipal Bond Bank, Local Investment Bonds, Series
2025-1
5 .000 12/01/50 521,430
TOTAL VERMONT 521,430

Portfolio of Investments June 30, 2026
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.0%
$ 250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5 .000% 07/01/45 $ 271,163
165,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 173,214
105,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 07/01/40 103,190
250,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Refunding Series 2024
5 .000 05/15/38 280,765
TOTAL VIRGINIA 828,332
WASHINGTON - 2.8%
275,000 Grant County Public Hospital District 1, Washington, General
Obligation Bonds, Samaritan Healthcare, Series 2023
5 .500 12/01/37 299,328
105,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2023
5 .000 12/01/39 114,834
310,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2025
5 .000 12/01/37 352,368
250,000 Port Everett, Washington, Revenue Bonds, Refunding Series
2026A
5 .250 12/01/55 263,550
135,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
4 .000 08/15/39 133,604
250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
5 .000 09/01/45 258,678
125,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/37 126,845
100,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/35 102,173
250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 250,717
415,000 Washington State, General Obligation Bonds, Various Purpose,
Group 3 Series 2025C
5 .000 02/01/44 455,819
TOTAL WASHINGTON 2,357,916
WEST VIRGINIA - 0.6%
250,000 (a) West Virginia University, Revenue Bonds, West Virginia University
Projects, Refunding Series 2019B, (Mandatory Put 10/01/29)
5 .000 10/01/41 265,783
235,000 West Virginia Water Development Authority, Infrastructure
Refunding Revenue Bonds, West Virginia Infrastructure and Jobs
Development Council Program, Series 2016A
4 .000 10/01/41 235,034
TOTAL WEST VIRGINIA 500,817
WISCONSIN - 0.4%
300,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 300,674
TOTAL WISCONSIN 300,674
TOTAL MUNICIPAL BONDS
(cost $80,861,471) 81,882,659
TOTAL LONG-TERM INVESTMENTS
(cost $82,467,602) 83,488,790
OTHER ASSETS & LIABILITIES, NET - (0.1)% (115,081)
NET ASSETS - 100% $ 83,373,709
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $2,905,180 or 3.5% of Total Investments.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NUMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 81,882,659 $ – $ 81,882,659
Investment Companies 1,606,131 – – 1,606,131
$ 1,606,131 $ 81,882,659 $ – $ 83,488,790
a